Estimated unrecognized deferred compensation (Details 2) SFr in Millions	12 Months Ended
Dec. 31, 2019 CHF (SFr)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 1,064
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 3 months 18 days
Deferred cash awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 181
Retention Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	48
Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	165
Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	193
Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 477